UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

(Showing Percentages of Total Value of Investments)

		Face Amount (000)	Value (000)
Fixed Income Securities (84.8%)
Argentina (3.3%)
Sovereign (3.3%)
Argentina Bonos,
7.00%, 10/3/15	$11,199		$9,071

Belarus (0.3%)
Sovereign (0.3%)
Republic of Belarus,
8.75%, 8/3/15		810	587
8.95%, 1/26/18		280	202
			789
Belize (0.2%)
Sovereign (0.2%)
Government of Belize,
6.00%, 2/20/29 (a)		770	473

Brazil (11.1%)
Corporate Bonds (2.0%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		1,280	1,328
6.75%, 1/27/21 (b)		1,360	1,411
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (b)		2,870	2,698
			5,437
Sovereign (9.1%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (b)		1,960	2,043
6.37%, 6/16/18 (b)		1,380	1,525
Brazilian Government International Bond,
4.88%, 1/22/21		1,080	1,160
5.88%, 1/15/19		7,535	8,684
7.13%, 1/20/37		3,290	4,219
8.88%, 10/14/19		5,504	7,486
			25,117
			30,554
Chile (1.4%)
Corporate Bond (0.6%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	931,000	1,756

Sovereign (0.8%)
Chile Government International Bond,
5.50%, 8/5/20		1,080,000	2,199
			3,955

	Face Amount (000)	Value (000)
Colombia (2.9%)
Sovereign (2.9%)
Colombia Government International Bond,
4.38%, 7/12/21	$2,760	$2,822
7.38%, 3/18/19	390	483
11.75%, 2/25/20	3,015	4,636
		7,941
Croatia (0.5%)
Sovereign (0.5%)
Croatia Government International Bond,
6.63%, 7/14/20 (b)	1,340	1,283

Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond,
7.50%, 5/6/21 (b)	590	581
9.04%, 1/23/18	754	826
		1,407
Ecuador (0.8%)
Sovereign (0.8%)
Ecuador Government International Bond,
9.38%, 12/15/15	2,235	2,224

Ghana (1.2%)
Sovereign (1.2%)
Republic of Ghana,
8.50%, 10/4/17	1,080	1,134
8.50%, 10/4/17 (b)	2,016	2,157
		3,291
India (0.3%)
Corporate Bond (0.3%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (b)	810	723

Indonesia (5.0%)
Sovereign (5.0%)
Indonesia Government International Bond,
6.88%, 1/17/18	320	361
7.75%, 1/17/38	630	794
7.75%, 1/17/38 (b)	1,353	1,718
11.63%, 3/4/19	1,930	2,755
11.63%, 3/4/19 (b)	2,169	3,096

		Face Amount (000)	Value (000)
Majapahit Holding BV,
7.75%, 1/20/20		$4,480	$5,000
			13,724
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast Government International Bond,
2.50%, 12/31/32 (a)(c)		1,563	789

Kazakhstan (3.9%)
Sovereign (3.9%)
Development Bank of Kazakhstan JSC,
5.50%, 12/20/15 (b)(d)		1,250	1,197
5.50%, 12/20/15		230	220
Intergas Finance BV,
6.38%, 5/14/17		700	724
KazMunayGas National Co.,
6.38%, 4/9/21		440	431
6.38%, 4/9/21 (b)		2,430	2,381
9.13%, 7/2/18		1,930	2,191
9.13%, 7/2/18 (b)		3,080	3,496
			10,640
Lithuania (1.0%)
Sovereign (1.0%)
Lithuania Government International Bond,
6.13%, 3/9/21 (b)		520	512
6.75%, 1/15/15 (b)		160	167
7.38%, 2/11/20		1,790	1,929
			2,608
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	8,110	2,546

Mexico (10.6%)
Corporate Bonds (0.5%)
Cemex SAB de CV,
9.00%, 1/11/18		$280	193
9.00%, 1/11/18 (b)(d)		1,900	1,306
			1,499
Sovereign (10.1%)
Mexico Government International Bond,
5.63%, 1/15/17		419	469
5.95%, 3/19/19		3,782	4,311

	Face Amount (000)	Value (000)
6.05%, 1/11/40	$1,760	$1,998
6.75%, 9/27/34	4,674	5,772
Pemex Project Funding Master Trust,
6.63%, 6/15/35 – 6/15/38	4,316	4,677
8.63%, 12/1/23	1,990	2,517
Petroleos Mexicanos,
5.50%, 1/21/21 (d)	5,430	5,756
8.00%, 5/3/19	1,750	2,152
		27,652
		29,151
Pakistan (0.2%)
Sovereign (0.2%)
Islamic Republic of Pakistan,
6.88%, 6/1/17	805	620

Panama (2.4%)
Sovereign (2.4%)
Panama Government International Bond,
5.20%, 1/30/20	1,810	1,990
7.13%, 1/29/26	1,140	1,433
8.88%, 9/30/27	483	693
9.38%, 4/1/29	1,569	2,365
		6,481
Peru (2.7%)
Sovereign (2.7%)
Peruvian Government International Bond,
7.35%, 7/21/25	2,410	3,013
8.75%, 11/21/33	3,080	4,384
		7,397
Philippines (4.6%)
Sovereign (4.6%)
Philippine Government International Bond,
4.00%, 1/15/21	5,506	5,478
8.38%, 6/17/19	1,491	1,894
8.88%, 3/17/15	669	803
9.50%, 2/2/30	3,072	4,508
		12,683
Russia (10.8%)
Corporate Bonds (1.7%)
Metalloinvest Finance Ltd.,
6.50%, 7/21/16 (b)	1,300	1,118

	Face Amount (000)	Value (000)
Novatek Finance Ltd.,
6.60%, 2/3/21 (b)	$1,230	$1,189
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (b)	1,390	1,169
VimpelCom Holdings BV,
7.50%, 3/1/22 (b)	1,350	1,090
		4,566
Sovereign (9.1%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (b)	2,104	2,080
7.18%, 5/16/13 (b)	2,030	2,081
Russian Foreign Bond - Eurobond,
5.00%, 4/29/20	5,400	5,319
7.50%, 3/31/30	6,497	7,317
7.50%, 3/31/30 (b)	990	1,117
12.75%, 6/24/28	4,225	7,013
		24,927
		29,493
Senegal (0.2%)
Sovereign (0.2%)
Senegal Goverment International Bond,
8.75%, 5/13/21 (b)	480	474

South Africa (1.3%)
Sovereign (1.3%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (b)	3,556	3,627

Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond,
6.25%, 10/4/20 (b)	650	634
6.25%, 10/4/20	550	536
		1,170
Turkey (5.8%)
Sovereign (5.8%)
Turkey Government International Bond,
5.63%, 3/30/21	2,150	2,209
6.88%, 3/17/36	2,904	3,107
7.00%, 3/11/19	3,490	3,926
7.50%, 7/14/17 – 11/7/19	3,266	3,758
11.88%, 1/15/30	1,771	2,909
		15,909

	Face Amount (000)	Value (000)
Ukraine (4.3%)
Sovereign (4.3%)
Ukraine Government International Bond,
6.58%, 11/21/16	$2,849	$2,571
6.75%, 11/14/17	4,580	4,149
7.75%, 9/23/20 (b)(d)	1,700	1,539
7.75%, 9/23/20 (d)	3,980	3,612
		11,871
Uruguay (0.3%)
Sovereign (0.3%)
Uruguay Government International Bond,
8.00%, 11/18/22	589	736

Venezuela (7.6%)
Sovereign (7.6%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	17,640	11,775
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	757
7.00%, 3/31/38	1,761	938
7.65%, 4/21/25	2,850	1,624
9.00%, 5/7/23	600	375
9.25%, 9/15/27 (d)	8,580	5,491
		20,960
Total Fixed Income Securities (Cost $229,033)		232,590

	No. of Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (e)(f)	2,250	405

Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (e)(f)	5,450	154
Total Warrants (Cost $—)		559

	Shares	Value (000)
Short-Term Investments (15.0%)
Securities held as Collateral on Loaned Securities (4.4%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	11,300,829	$11,301

	Face Amount (000)
Repurchase Agreements (0.3%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $294; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $300)	$294	294
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $603; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $616)	603	603
		897
Total Securities held as Collateral on Loaned Securities (Cost $12,198)		12,198

	Shares
Investment Company (10.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	29,188,825	29,189
Total Short-Term Investments (Cost $41,387)		41,387
Total Investments (100.0%) (Cost $270,420) Including $11,885 of Securities Loaned (h)+		274,536
Liabilities in Excess of Other Assets		(11,185)
Net Assets		$263,351

(a)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2011. Maturity date disclosed is the ultimate maturity date.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Issuer is in default.
(d)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $11,885,000 and $12,199,000, respectively. The Fund received cash collateral of approximately $12,198,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.
(f)	Security has been deemed illiquid at September 30, 2011.

(g)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Funds are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Funds.

(h)	Securities have been designated as collateral in connection with open foreign currency exchange contracts.
+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $270,420,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,116,000 of which approximately $12,910,000 related to appreciated securities and approximately $8,794,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	KRW	3,034,125	$2,574	10/12/11	USD	2,563	$2,563	$(11)
JPMorgan Chase Bank	USD	2,826	2,826	10/12/11	KRW	3,034,125	2,575	(251)
JPMorgan Chase Bank	USD	1,485	1,485	10/21/11	CLP	716,345	1,375	(110)
			$6,885				$6,513	$(372)

CLP	—	Chilean Peso
KRW	—	South Korean Won
MYR	—	Malaysian Ringgit
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$13,981	$—	$13,981
Sovereign	—	218,609	—	218,609
Total Fixed Income Securities	—	232,590	—	232,590
Warrants	—	559	—	559
Short-Term Investments
Investment Company	40,490	—	—	40,490
Repurchase Agreements	—	897	—	897
Total Short-Term Investments	40,490	897	—	41,387
Total Assets	40,490	234,046	—	274,536
Liabilities:
Foreign Currency Exchange Contracts	—	(372)	—	(372)
Total	$40,490	$233,674	$—	$274,164

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any significant investments transfer between investment levels.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011